Condensed Financial Information of the Company (Details 1) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Jun. 30, 2012 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2012 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2011 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2011 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2010 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2009 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2008 Prc Subsidiary and Vies [Member] CNY
ASSETS
Cash and cash equivalents	$ 25,955	164,890	$ 14,760	93,771	358,228	737,825	1,176,767	$ 355	2,252	$ 2,145	13,627	17,346	88,640	844,216
Prepayments and other current assets	44,217	280,911		132,585	19,046			1,215	7,720		7,968	9,482
Investment in subsidiaries and variable interest entities								227,712	1,446,657		1,452,256	1,448,075
Amount due from related parties								0	0		0	390
Total assets	821,629	5,219,806		8,023,491	1,617,750	2,006,153		229,282	1,456,629		1,473,850	1,475,293
Liabilities
Accrued expenses and other liabilities	54,163	344,094		493,914	51,030			1,198	7,613		34,122	11,535
Total liabilities	415,033	2,636,702		5,378,408	153,992	293,667		1,198	7,613		34,122	11,535
Shareholders equity
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000 and 110,766,600 shares issued and outstanding at December 31, 2009 and December 31, 2010, respectively)	0	0		0	0							0
Additional paid-in capital	358,114	2,275,099		2,271,492	2,285,611			358,114	2,275,099		2,271,491	2,285,611
Accumulated other comprehensive loss	(15,532)	(98,678)		(123,425)	(95,147)			(15,401)	(97,843)		(123,187)	(95,148)
Accumulated deficit	(114,629)	(728,240)		(708,576)	(726,943)			(114,629)	(728,240)		(708,576)	(726,705)
Total Company shareholders' equity	228,084	1,449,015		1,439,728	1,463,758			228,084	1,449,016		1,439,728	1,463,758
Total liabilities and shareholders equity	$ 821,629	5,219,806		8,023,491	1,617,750			$ 229,282	1,456,629		1,473,850	1,475,293